LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of components of lease costs
The components of lease costs are as follows:

	Year Ended December 31,
	2024	2023	2022
Operating lease costs:
Amortization of land use right	$3,314	$3,302	$3,300
Operating lease costs	1,076	1,072	1,078
Finance lease costs:
Amortization of right-of-use assets	65	—	—

Total lease costs	$4,455	$4,374	$4,378

Disclosure of other information related to lease term and discount rate
Other information related to lease terms and discount rates of operating leases is as follows:

	December 31,
	2024	2023
Weighted average remaining lease term	30.8 years	31.8 years
Weighted average discount rate	7.39%	7.81%

Summary of maturities of operating lease liabilities
Maturities of operating lease liabilities as of December 31, 2024 are as follows:

Year ending December 31,
2025	$1,589
2026	1,134
2027	1,134
2028	1,134
2029	1,134
Over 2029	29,268

Total future minimum lease payments	35,393
Less: amount representing interest	(21,613)

Present value of future minimum lease payments	13,780
Current portion	(1,553)

Non-current portion	$12,227

Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2024 were as follows:

Year ending December 31,
2025	$6,840
2026	5,989
2027	4,471
2028	3,382
2029	940
Over 2029	1,404

$23,026